Exit, Disposal And Restructuring Activities (Impact Of Restructuring Actions On Corporate Business Segments And Unallocated Corporate Expenses) (Details) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Increase in general corporate expenses	$ 84	$ 34	$ 28
Total	163	107	118
North American Retail [Member]
Decrease in business segment income	11	4
North American Foodservice [Member]
Decrease in business segment income	6	10	(1)
International Beverage [Member]
Decrease in business segment income	34	12	53
International Bakery [Member]
Decrease in business segment income	28	47	38
Business Segment [Member]
Decrease in business segment income	$ 79	$ 73	$ 90